Annual Total Returns - Franklin LifeSmart™ 2025 Retirement Target Fund [BarChart] - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2025 Retirement Target Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.86%)
Annual Return 2012	10.30%
Annual Return 2013	20.18%
Annual Return 2014	4.39%
Annual Return 2015	(2.08%)
Annual Return 2016	2.96%
Annual Return 2017	14.95%
Annual Return 2018	(5.46%)
Annual Return 2019	16.85%
Annual Return 2020	10.26%